CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 8,723	$ 7,244	$ 30,255	$ 25,580
Cost of revenues	6,560	4,751	21,780	17,231
Gross profit	2,163	2,493	8,475	8,349
Operating expenses
General and administrative	4,688	2,197	10,543	8,737
Impairment of goodwill			10,459
Research and development	723	489	2,137	1,537
Selling and marketing	543	298	1,712	1,066
Total operating expenses	5,954	2,984	24,851	11,340
Loss from continuing operations	(3,791)	(491)	(16,376)	(2,991)
Other (expense) income
Interest expense, related party		(12)	(482)	(408)
Interest expense	(213)	(67)	(739)	(240)
Change in fair value of marketable equity securities				(866)
Change in fair value of senior secured convertible note			(1,092)
Change in fair value of senior secured convertible notes, related party	566
Change in fair value of senior secured convertible notes and warrant liabilities	939
Foreign currency exchange adjustment	44		45
Realized gain on marketable equity securities				1,263
Gain on extinguishment of debt				447
Other income (expense)	(2)	60	103	125
Total other (expense) income, net	1,334	(19)	(2,165)	321
Loss from continuing operations before income taxes	(2,457)	(510)	(18,541)	(2,670)
Income tax benefit (provision)	7		123	(193)
Net loss	(2,450)	(510)	(18,418)	(2,863)
Net (loss) gain attributable to non-controlling interest	(14)	13	680	(243)
Net loss attributable to common stockholders	$ (2,464)	$ (497)	$ (17,738)	$ (3,106)
Net loss per common share, basic	$ (0.42)	$ (0.17)	$ (3.20)	$ (1.06)
Net loss per common share, diluted	$ (0.42)	$ (0.17)	$ (3.20)	$ (1.06)
Weighted average common shares outstanding, basic	5,932	2,920	5,552	2,920
Weighted average common shares outstanding, diluted	5,932	2,920	5,552	2,920
Comprehensive (loss) income
Loss available to common stockholders	$ (2,464)	$ (497)	$ (17,738)	$ (3,106)
Foreign currency translation adjustments	187	(391)	(1,539)	87
Total comprehensive loss	$ (2,277)	$ (888)	$ (19,277)	$ (3,019)